Warrants And Options	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Warrants And Options
a)	Warrants

On January 28, 2014, the Company issued 10,000 warrants to a consultant for services at an exercise price of $2.40, exercisable immediately for three years. The warrants were valued at $21,500 using the Black-Scholes Option Pricing model using the following assumptions: Three-year term, $2.26 stock price, $2.40 exercise price, 229% volatility, 0.75% risk free rate.

On February 26, 2014, the Company issued 1,500,000 warrants attached to the issue of 1,500,000 shares for cash totaling $3,000,000. The Company has valued these warrants at $3,995,546 and treated this amount as a derivative liability, in accordance with ASC 815. The warrants are exercisable immediately for five years at an exercise price of $2.20.

On February 26, 2014, the Company issued 30,975 warrants to agents as part remuneration in respect of the issuance of 1,500,000 shares for cash totaling $3,000,000. The warrants were valued at $82,507 using the Black-Scholes Option Pricing model using the following assumptions: Five-year term, $2.68 stock price, $2.20 exercise price, 241% volatility, 1.5% risk free rate. The Company has treated this amount as a derivative liability, in accordance with ASC 815. Each warrant is exercisable immediately for five years at an exercise price of $2.20 per share.

On September 5, 2014, the Company issued 10,000 warrants to a consultant for services. These warrants were valued at $20,092 using the Black-Scholes Option Pricing model using the following assumptions: Three year term, $2.10 stock price, $2.40 exercise price, 236% volatility, 0.99% risk free rate. Each warrant is exercisable immediately for three years at an exercise price of $2.40 per share.

On September 26, 2014, the Company issued 24,000 warrants to an agent as part remuneration in respect of the issuance of 300,000 shares for net proceeds of $688,970. These warrants were valued at $103,223 using the Black-Scholes Option Pricing model using the following assumptions: Three year term, $4.45 stock price, $3 exercise price, 235% volatility, 1.08% risk free rate. Each warrant is exercisable immediately for three years at an exercise price of $3 per share.

All of the 1,530,975 warrants issued on February 26, 2014, have been treated as a derivative liability, in accordance with ASC 815, owing to a ratchet provision in the warrant agreement being effective for the twelve months to February 26, 2015. The derivative liability was measured at $4,078,054 as at February 26, 2014. It was re-measured as of March 31, 2014, and revalued at $4,182,748. The derivative liability was further re-measured as of June 30, 2014, and revalued at $2,315,506, resulting in a gain of $1,867,241 for the three months ended June 30, 2014. At September 30, 2014, the derivative liability was re-measured and revalued at $6,446,068, resulting in a loss of $4,130,562 for the three months ended September 30, 2014.

Below is a table summarizing the warrants issued and outstanding as of September 30, 2014.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price $	Life (Years)	Date	Exercised $
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
05/11/12	344,059	2.60	4	05/10/16	894,553
05/11/12	26,685	1.75	3	05/10/15	46,699
03/20/13	200,000	2.47	3	03/20/16	494,000
				-12/20/19
06/10/13	29,750	2.00	5.5	12/10/18	59,500
08/07/13	45,000	2.40	3	08/07/16	108,000
11/25/13	456,063	2.40	5	11/25/18	1,094,551
12/31/13	64,392	2.40	5	12/31/18	154,541
01/28/14	10,000	2.40	3	01/28/17	24,000
02/26/14	1,530,975	2.20	5	02/26/19	3,368,145
09/05/14	10,000	2.40	3	09/05/17	24,000
09/26/14	24,000	3.00	3	09/26/17	72,000
09/30/14	3,490,924	1.96	4.7	–	$6,852,489

b)	Options

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company was authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock.

Options to purchase 25,000 shares were granted on May 16, 2014. These options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $3.00 for options vesting in the first year, $4.00 for options vesting in the second year, and $5.00 for options vesting in the third year. The Company has calculated the estimated fair market value of these options using the Black-Scholes Option Pricing model and the following assumptions: term 3 to 5.5 years, stock price $2.01, exercise prices $3.00-$5.00, 235% volatility, 0.80% risk free rate.

On August 5, 2014, it was approved at the Company’s Annual General Meeting to increase the number of restricted shares that the Company is authorized to issue under the 2011 Equity Incentive Plan to 2,000,000.

On August 18, 2014, The Company granted options to purchase 670,000 shares. These options vest in two equal tranches, the first tranche vests on February 18, 2015. The second tranche vests on February 18, 2016. All the options expire four years after their vesting dates. The exercise prices are $2.50 for options vesting in the first year and $3.00 for options vesting in the second year. The Company has calculated the estimated fair market value of these options using the Black-Scholes Option Pricing model and the following assumptions: term 4.5 to 5.5 years, stock price $1.85, exercise prices $2.50-$3.00, 237% volatility, 1.58% risk free rate.

On August 18, 2014, The Company granted options to purchase 60,000 shares. These options vest in six equal monthly installments over three years, starting six months after the date of grant, and expire three years after the vesting dates. The exercise prices are $3.00 for options vesting in the first year, $4.00 for options vesting in the second year, and $5.00 for options vesting in the third year. The Company has calculated the estimated fair market value of these options using the Black-Scholes Option Pricing model and the following assumptions: term 3.5 to 6 years, stock price $1.85, exercise prices $3.00-$5.00, 237% volatility, 0.89% risk free rate.

During the nine month period ended September 30, 2014, 10,000 options expired following the cessation of a consultant’s contract.

Below is a table summarizing the options issued and outstanding as of September 30, 2014.

Date	Number	Exercise	Contractual	Expiration	Value if
Issued	Outstanding	Price $	Life (Years)	Date	Exercised $
11/25/11	680,000	3.00-5.00	3	05/25/15-11/25/17	2,710,000
09/01/12	30,000	4.31-6.31	3	03/01/16-09/01/18	159,300
12/13/12	100,000	3.01	3	12/13/15	301,000
03/20/13	37,000	2.35-4.35	3	09/20/16-03/20/19	123,950
09/02/13	16,300	2.35-4.35	3	03/02/14-09/02/16	54,605
05/16/14	25,000	3.00-5.00	3-5.5	11/16/17-05/16/20	100,000
08/18/14	670,000	2.50-3.00	4.5-5.5	02/18/19-02/18/20	1,842,500
08/18/14	60,000	3.00-5.00	3.5-6.0	02/18/18-08/18/20	240,000
09/30/14	1,618,300	$3.89	3	–	$5,531,355

Total remaining unrecognized compensation cost related to non-vested stock options is approximately $1,209,924 and is expected to be recognized over a period of three years.

a)	Warrants

On March 20, 2013, the Company issued 200,000 warrants to a consultant for services at an exercise price of $2.47, expiring three years after vesting. 25,000 warrants vested immediately, and the vesting of the remaining 175,000 warrants is contingent upon the achievement of specific milestones. The 25,000 warrants that vested immediately were valued at $57,046 using the Black-Scholes Option Pricing model using the following assumptions: Three-year term, $2.35 stock price, $2.47 exercise price, 253% volatility, 0.38% risk free rate. The Company carried out a remeasurement of the valuation of the unvested warrants as at December 31, 2013, in accordance with ASC 505. The Company estimated that vesting of the unvested warrants will take place over the three years to December 31, 2016. The unvested warrants were remeasured at $417,625 using the Black-Scholes Option Pricing model using the following assumptions: Three-year term, $2.48 stock price, $2.47 exercise price, 239% volatility, 0.78% risk free rate. As of December 31, 2013, $198,560 of the $474,671 value of vested and unvested warrants has been expensed.

On June 10, 2013, the Company issued 29,750 warrants to an agent as part remuneration in respect of the issuance of 297,500 shares for net proceeds of $534,500. The Company has valued the warrants at $71,918. The warrants are exercisable immediately for five years at an exercise price of $2.00 per share.

On August 7, 2013, the Company issued 45,000 warrants attached to the issuance of 225,000 shares for cash totaling $450,000. The Company has allocated $72,721 of the proceeds to the value of the warrants. The warrants are exercisable immediately for three years at an exercise price of $2.40.

On November 25, 2013, the Company issued 456,063 warrants attached to the issuance of 437,320 shares for cash totaling $896,500, and the issuance of 18,743 shares to settle liabilities for services valued at $38,423. The Company has allocated $466,228 of the proceeds to the value of the warrants. The warrants are exercisable immediately for five years at an exercise price of $2.40.

On December 31, 2013, the Company issued 29,392 warrants attached to the issuance of 29,392 shares for cash totaling $60,250. The Company has allocated $30,019 of the proceeds to the value of the warrants. The warrants are exercisable immediately for five years at an exercise price of $2.40.

On December 31, 2013, the Company issued 35,000 warrants to a consultant for services at an exercise price of $2.40, exercisable immediately for five years. The warrants were valued at $86,190 using the Black-Scholes Option Pricing model using the following assumptions: Five year term, $2.48 stock price, $2.40 exercise price, 239% volatility, 1.75% risk free rate.

During the year ended December 31, 2012, the Company issued 50,000 warrants for investor relations services rendered to the Company. The warrants were exercisable immediately for three years at an exercise price of $3.25. The warrants were valued at $145,431 using the Black-Scholes Option Pricing model using the following assumptions: Three-year term, $3.00 stock price, $3.25 exercise price, 251% volatility, 0.32% risk free rate. These warrants were cancelled by mutual agreement for no consideration during the year ended December 31, 2013.

During the year ended December 31, 2012, the Company issued 291,261 warrants attached to the issuance of 582,510 shares for cash totaling $1,019,375. The Company has allocated $300,656 of the total $1,019,375 in proceeds to the value of the warrants.  The warrants are exercisable immediately for four years at an exercise price of $2.60.

Remuneration to an agent in respect of the foregoing share issuances totaled $52,484 in fees and expenses and 26,685 warrants. The Company has valued the warrants at $79,555. Each warrant is exercisable immediately for three years at an exercise price of $1.75.

During the year ended December 31, 2012 the Company also issued 52,798 warrants attached to the issuance of 105,591 shares for services valued at $184,777. The Company has allocated $54,499 of the total $184,777 value of services to the value of the warrants. The warrants are exercisable immediately for four years at an exercise price of $2.60.

Below is a table summarizing the warrants issued and outstanding as of December 31, 2013.

Date Issued	Number Outstanding	Exercise Price $	Contractual Life (Years)	Expiration Date	Value if Exercised $
03/15/11	200,000	0.50	5	3/15/2016	100,000
03/24/11	100,000	0.50	5	3/24/2016	50,000
04/01/11	100,000	0.50	5	4/1/2016	50,000
06/21/11	100,000	0.50	5	6/21/2016	50,000
07/13/11	250,000	1.05	5	07/13/16	262,500
05/11/12	344,059	2.60	4	05/10/16	894,553
05/11/12	26,685	1.75	3	05/10/15	46,699
03/20/13	200,000	2.47	3	03/20/16	494,000
				-03/20/19
06/10/13	29,750	2.00	5	06/10/18	59,500
08/07/13	45,000	2.40	3	08/07/16	108,000
11/25/13	456,063	2.40	5	11/25/18	1,094,551
12/31/13	64,392	2.40	5	11/25/18	154,541
12/31/13	1,915,949	1.74	4.5	–	$3,364,344

b)	Options

On November 17, 2011, the Company adopted and approved the 2011 Equity Incentive Plan for the directors, officers, employees and key consultants of the Company. Pursuant to the Plan, the Company is authorized to issue 900,000 restricted shares, $0.001 par value, of the Company’s common stock.

Options to purchase 37,000 shares were granted on March 20, 2013. These options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $2.35 for options vesting in the first year, $3.35 for options vesting in the second year, and $4.35 for options vesting in the third year.

Options to purchase 16,300 shares were granted on September 2, 2013. These options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $2.35 for options vesting in the first year, $3.35 for options vesting in the second year, and $4.35 for options vesting in the third year.

Options over 30,000 shares were granted on September 1, 2012. These options vest in equal six monthly installments over three years from the date of grant, and expire three years after the vesting dates. The exercise prices are $4.31 for options vesting in the first year, $5.31 for options vesting in the second year, and $6.31 for options vesting in the third year.

Options over 100,000 shares were granted on December 13, 2012. These options are exercisable immediately, and expire three years from the date of grant, at an exercise price of $3.01.

The Company has calculated the estimated fair market value of the options granted to employees and non-employees in exchange for services using the Black-Scholes Option Pricing model and the following assumptions:

a)	37,000 options granted March 20, 2013 - expected term 3 years, $2.35 stock price, $2.35-$4.35 exercise prices, 253% volatility, 0.38% risk free rate.

b)	16,300 options granted September 2, 2013 - expected term 3 years, $2.03 stock price, $2.35-$4.35 exercise prices, 242% volatility, 0.79% risk free rate.

During the year ended December 31, 2013, 30,000 options expired following termination of employment.

Below is a table summarizing the options issued and outstanding as of December 31, 2013.

Date Issued	Number Outstanding	Exercise Price $	Contractual Life (Years)	Expiration Date	Value if Exercised $
11/25/11	690,000	3.00-5.00	3	05/25/15-11/25/17	2,760,000
09/01/12	30,000	4.31-6.31	3	03/01/16-09/01/18	159,300
12/13/12	100,000	3.01	3	12/13/15	301,000
03/20/13	37,000	2.35-4.35	3	09/20/16-03/20/19	123,950
09/02/13	16,300	2.35-4.35	3	03/02/14-09/02/16	54,605
12/31/13	873,300	$3.89	3	–	$3,398,855

Total remaining unrecognized compensation cost related to non-vested stock options is approximately $148,000 and is expected to be recognized over a period of three years.